                       PORTFOLIO OF INVESTMENTS (UNAUDITED)
                       NUVEEN SENIOR INCOME FUND (NSL)
                       April 30, 2002
                                                                                    RATINGS*
  PRINCIPAL                                                                   --------------------         STATED            MARKET
AMOUNT (000)   DESCRIPTION                                                    MOODY'S          S&P      MATURITY**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               VARIABLE RATE SENIOR LOAN INTERESTS(1) and INTEREST
               BEARING SECURITIES - 149.6%

               AEROSPACE/DEFENSE - 7.9% (4.7% OF TOTAL ASSETS)
    $ 4,949    DeCrane Aircraft Holdings, Inc., Term Loan D                      B2            B+         12/17/06      $ 4,875,198
     10,802    The Fairchild Corporation, Term Loan B                            B1            B+         04/30/06        9,830,002
      2,137    United Defense Industries, Inc., Term Loan B                     Ba3           BB-         08/13/09        2,151,568
      1,145    Vought Aircraft Industries, Inc., Term Loan A                     NR            NR         06/30/06        1,145,285
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         18,002,053
------------------------------------------------------------------------------------------------------------------------------------
               AUTOMOTIVE - 9.7% (5.9% OF TOTAL ASSETS)
      1,224    Federal-Mogul Corporation, Term Loan A                            NR             D         02/24/04          829,592
      3,551    Federal-Mogul Corporation, Term Loan B                            NR             D         02/24/05        2,420,410
      5,649    Metaldyne Company/Metalync Company, LLC, Term Loan B              B1           BB-         11/28/08        5,403,747
      1,848    Metaldyne Company/Metalync Company, LLC, Term Loan C2             B1           BB-         11/28/08        1,772,917
      9,366    MetalForming Technologies, Inc., Term Loan B                      NR            NR         06/30/06        5,619,866
        404    Tenneco Auto, Inc., Revolver                                      B2             B         09/30/05          318,345
      4,120    Tenneco Auto, Inc., Term Loan A                                   B2             B         09/30/05        3,950,138
        997    Tenneco Auto, Inc., Term Loan B                                   B2             B         12/30/07          947,613
        997    Tenneco Auto, Inc., Term Loan C                                   B2             B         06/30/08          948,549
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         22,211,177
------------------------------------------------------------------------------------------------------------------------------------
               BEVERAGE, FOOD & TOBACCO - 12.8% (7.7% OF TOTAL ASSETS)
      1,717    Cott Corporation, Purchase Money Term Loan                        NR            BB         12/31/06        1,725,137
        192    Cott Corporation, Working Capital Term Loan                       NR            BB         12/31/06          192,458
      9,168    Dr. Pepper/Seven Up Bottling Group, Inc., Term Loan B             NR            NR         10/07/07        9,222,025
      1,902    Eagle Family Foods, Inc., Term Loan                               B1             B         12/31/05        1,769,193
      3,157    Flowers Foods, Inc., Term Loan B                                 Ba2          BBB-         03/26/07        3,185,713
      1,985    Interstate Brands Corporation, Term Loan B                       Ba1          BBB-         07/19/07        1,996,476
      3,464    Merisant Company, Term Loan B                                    Ba3           BB-         03/30/07        3,489,858
      5,500    Pinnacle Foods Corporation, Term Loan                            Ba3           BB-         05/22/08        5,530,938
      1,998    Suiza Foods Corporation, Term Loan B                             Ba2           BB+         07/15/08        2,008,112
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         29,119,910
------------------------------------------------------------------------------------------------------------------------------------
               BROADCASTING/CABLE - 3.5% (2.1% OF TOTAL ASSETS)
      2,000    Century Cable Holdings, LLC, Term Loan B                         Ba2            B-         12/31/09        1,860,000
      3,333    Charter Communications Operating, LLC, Incremental Term Loan     Ba3          BBB-         09/18/08        3,200,758
      3,000    Charter Communications Operating, LLC, Term Loan B               Ba3          BBB-         03/18/08        2,879,501
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,940,259
------------------------------------------------------------------------------------------------------------------------------------
               BROADCASTING/RADIO - 2.1% (1.2% OF TOTAL ASSETS)
      4,667    Citadel Broadcasting Company, Term Loan B                         NR            NR         06/26/09        4,715,667
------------------------------------------------------------------------------------------------------------------------------------
               BUILDINGS & REAL ESTATE - 2.0% (1.2% OF TOTAL ASSETS)
      3,000    Washington Group International, Inc., Bond (a)                    NR            NR         07/01/10          645,000
      4,000    Williams Scotsman, Inc., Term Loan                                B1           BB-         12/31/06        4,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,645,000
------------------------------------------------------------------------------------------------------------------------------------
               CARGO TRANSPORTATION - 3.5% (2.1% OF TOTAL ASSETS)
      8,190    North American Van Lines, Term Loan B                             B1            B+         11/18/07        8,002,006
------------------------------------------------------------------------------------------------------------------------------------
               CHEMICALS, PLASTICS & RUBBER - 5.1% (3.1% OF TOTAL ASSETS)
      4,965    Buckeye Technologies, Inc., Revolver                              NR            NR         03/31/05        4,615,116
      1,934    Ineos US Finance, LLC, Term Loan C                               Ba3            BB         06/30/09        1,919,376
      1,963    OM Group, Inc., Term Loan B                                      Ba3            BB         04/01/07        1,974,486
      3,107    Resolution Performance Products, LLC, Term Loan B                 B1           BB-         11/14/08        3,134,977
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         11,643,955
------------------------------------------------------------------------------------------------------------------------------------
               CONSTRUCTION MATERIALS - 3.4% (2.0% OF TOTAL ASSETS)
     16,667    California Pollution Control Financing Authority,
                   CanFibre of Riverside Project, Bonds (a)(b)(c)                NR            NR         07/01/14        1,885,000
      9,000    California Pollution Control Financing Authority,
                   CanFibre of Riverside Project, Bonds (a)(b)(c)                NR            NR         07/01/19        1,017,900
      7,000    CanFibre of Lackawana, LLC, Construction Loan (a)(b)(c)           NR            NR         12/01/13                -
      1,200    CanFibre of Lackawana, LLC, Letter of Credit (a)(b)(c)            NR            NR         12/01/13                -
     10,000    CanFibre of Riverside, Inc., Letter of Credit (a)(b)(c)           NR            NR         07/01/09                -
        533    CanFibre of Riverside, Inc., Working Capital Loan (a)(b)(c)       NR            NR         12/31/01                -
        856    Mueller Group, Inc., Term Loan B                                  B1            B+         08/16/06          858,804
      3,510    Mueller Group, Inc., Term Loan C                                  B1            B+         08/16/07        3,518,188
        490    Mueller Group, Inc., Term Loan D                                  B1            B+         08/16/07          492,603
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,772,495
------------------------------------------------------------------------------------------------------------------------------------
               CONTAINERS, PACKAGING & GLASS - 9.6% (5.8% OF TOTAL ASSETS)
      3,669    Graham Packaging Company, Term Loan B                             B2             B         01/31/06        3,649,121
      3,040    Graham Packaging Company, Term Loan C                             B2             B         01/31/07        3,023,562
      3,547    Greif Bros. Corporation, Term Loan B                             Ba3            BB         02/28/08        3,572,411
      2,346    Stone Container Corporation, Term Loan C                         Ba3            B+         10/01/03        2,357,911
      2,910    Stone Container Corporation, Term Loan D                         Ba3            B+         10/01/03        2,924,607
      2,598    Stone Container Corporation, Term Loan E                         Ba3            B+         12/31/05        2,610,279
      3,972    United States Can Company, Term Loan B                            B2             B         10/04/08        3,674,277
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         21,812,168
------------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED MANUFACTURING - 8.2% (4.9% OF TOTAL ASSETS)
      2,358    Blount, Inc., Term Loan B                                         B3             B         06/30/06        2,331,666
      3,013    Dayco Products, LLC, Term Loan B                                 Ba3           BB-         05/31/07        3,015,853
      2,947    GenTek, Inc., Term Loan C                                       Caa2            B-         10/31/07        2,459,284
      7,169    UCAR Finance, Inc., Term Loan B                                  Ba3            NR         12/31/07        7,183,382
      5,432    Western Industries Holding, Inc., Term Loan B                     NR            NR         06/23/06        3,666,531
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         18,656,716
------------------------------------------------------------------------------------------------------------------------------------
               ECOLOGICAL - 0.4% (0.2% OF TOTAL ASSETS)
        882    Stericycle, Inc., Term Loan B                                     B1           BB-         09/30/07          886,857
------------------------------------------------------------------------------------------------------------------------------------
               ELECTRONICS/ELECTRONIC SERVICES - 1.7% (1.0% OF TOTAL ASSETS)
      3,940    Seagate Technology Holdings, Inc., Term Loan B                   Ba1           BB+         11/22/06        3,950,343
------------------------------------------------------------------------------------------------------------------------------------
               FARMING & AGRICULTURAL - 1.7% (1.0% OF TOTAL ASSETS)
      3,908    Shemin Holdings Corporation, Term Loan B                          NR            NR         01/28/07        3,864,464
------------------------------------------------------------------------------------------------------------------------------------
               FINANCE & BANKING - 0.4% (0.2% OF TOTAL ASSETS)
      2,368    Finova Group, Inc., Bond                                          NR            NR         11/15/09          840,640
------------------------------------------------------------------------------------------------------------------------------------
               HEALTHCARE - 3.8% (2.3% OF TOTAL ASSETS)
      1,885    Advance PCS, Term Loan B                                         Ba1           BB+         10/02/07        1,891,898
      1,700    Community Health Systems, Inc., Term Loan B                       NR            B+         12/31/03        1,710,380
      1,700    Community Health Systems, Inc., Term Loan C                       NR            B+         12/31/04        1,711,089
      1,250    Community Health Systems, Inc., Term Loan D                       NR            B+         12/31/05        1,259,447
      1,989    Triad Hospitals, Inc., Term Loan B                               Ba3            B+         09/30/08        2,013,457
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,586,271
------------------------------------------------------------------------------------------------------------------------------------
               HOTELS, MOTELS, INNS & GAMING - 16.0% (9.6% OF TOTAL ASSETS)
      4,000    Alliance Gaming Corporation, LLC, Term Loan                       B1            B+         12/31/06        4,040,000
      2,250    Boyd Gaming Corp., Bond                                          Ba3           BB-         10/01/03        2,328,750
      1,928    Extended Stay America, Inc., Term Loan B                         Ba3           BB-         01/15/08        1,937,684
      1,800    Harrahs Entertainment, Inc., Bond                                Ba1           BB+         12/15/05        1,869,750
      3,000    Isle of Capri Casinos, Inc., Term Loan                           Ba2           BB-         04/30/08        3,030,470
      3,200    Mandalay Resort Group, Bond                                      Ba3           BB-         07/15/03        3,248,000
     10,000    Mandalay Resort Group, Term Loan                                  NR            NR         08/22/06        9,934,375
      2,726    Wyndham International, Inc., Increasing Rate Loan                 NR            NR         06/30/04        2,700,141
      7,470    Wyndham International, Inc., Term Loan B                          NR            NR         06/30/06        7,313,883
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         36,403,053
------------------------------------------------------------------------------------------------------------------------------------
               INSURANCE - 5.8% (3.5% OF TOTAL ASSETS)
      9,957    Conseco, Inc., Term Loan                                          NR            NR         12/31/03        8,537,732
      4,850    GAB Robbins North America, Inc., Term Loan B                      NR            NR         12/01/05        4,728,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,266,482
------------------------------------------------------------------------------------------------------------------------------------
               LEISURE & ENTERTAINMENT - 6.1% (3.7% OF TOTAL ASSETS)
      3,385    Fitness Holdings Worldwide, Inc., Term Loan B                     NR             B         11/02/06        3,048,926
      6,435    Fitness Holdings Worldwide, Inc., Term Loan C                     NR             B         11/02/07        5,797,254
      4,975    Six Flags Theme Parks, Inc., Term Loan B                         Ba2           BB-         09/30/05        5,018,877
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,865,057
------------------------------------------------------------------------------------------------------------------------------------
               NATURAL RESOURCES/OIL & GAS - 3.1% (1.9% OF TOTAL ASSETS)
      6,983    Tesoro Petroleum Corp., Term Loan B                              Ba2           BB+         12/31/07        7,018,868
------------------------------------------------------------------------------------------------------------------------------------
               NON-DURABLE CONSUMER PRODUCTS - 2.4% (1.4% OF TOTAL ASSETS)
      5,074    Norwood Promotional Products, Inc., Term Loan A                   NR            NR         02/01/05        4,630,419
      3,406    Norwood Promotional Products, Inc., Term Loan B                   NR            NR         02/01/05          698,160
        972    Norwood Promotional Products, Inc., Term Loan C                   NR            NR         02/01/05           58,297
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,386,876
------------------------------------------------------------------------------------------------------------------------------------
               PERSONAL & MISCELLANEOUS SERVICES - 4.0% (2.4% OF TOTAL ASSETS)
      3,990    Adams Outdoor Advertising Limited Partnership, Term Loan B        B1            B+         02/01/08        4,028,653
      2,000    Lamar Media Corp., Incremental Term Loan C                       Ba2           BB-         02/01/07        2,015,750
      2,958    Weight Watchers International, Inc., Transferable
                  Loan Certificate Facility                                     Ba1           BB-         09/30/06        2,980,289
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,024,692
------------------------------------------------------------------------------------------------------------------------------------

               PRINTING & PUBLISHING - 7.2% (4.4% OF TOTAL ASSETS)
      6,930    American Media Operations, Inc., Term Loan B-1                   Ba3            B+         04/01/07        6,997,859
      5,000    Media News Group, Term Loan                                       NR            NR         12/31/06        4,912,500
      4,975    PRIMEDIA, Inc., Term Loan B                                       NR             B         06/30/09        4,596,900
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         16,507,259
------------------------------------------------------------------------------------------------------------------------------------
               RESTAURANTS & FOOD SERVICE - 2.8% (1.7% OF TOTAL ASSETS)
      3,145    Dominos Pizza, Inc., Term Loan B                                  B1            B+         12/21/06        3,189,739
      3,156    Dominos Pizza, Inc., Term Loan C                                  B1            B+         12/21/07        3,200,668
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,390,407
------------------------------------------------------------------------------------------------------------------------------------
               RETAIL/CATALOG - 1.4% (0.8% OF TOTAL ASSETS)
      4,599    Micro Warehouse, Inc., Term Loan B                                B1            NR         01/31/07        3,207,459
------------------------------------------------------------------------------------------------------------------------------------
               RETAIL/SPECIALTY - 1.7% (1.0% OF TOTAL ASSETS)
      3,985    Rite Aid Corporation, Term Loan                                   B2           BB-         06/27/05        3,935,672
------------------------------------------------------------------------------------------------------------------------------------
               RETAIL/STORES - 4.0% (2.4% OF TOTAL ASSETS)
      2,808    HMV Media Group PLC, Term Loan C                                  B1            B+         03/28/06        2,800,565
      1,935    HMV Media Group PLC, Term Loan D                                  B1            B+         08/28/06        1,930,119
      2,182    SDM Corporation, Term Loan C                                     Ba1            BB         02/04/08        2,197,632
      2,182    SDM Corporation, Term Loan E                                     Ba1            BB         02/04/09        2,197,632
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,125,948
------------------------------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS/CELLULAR/PCS - 5.4% (3.3% OF TOTAL ASSETS)
        484    Airgate PCS, Inc., Tranche I Loan                                 NR            NR         06/06/07          476,458
      4,121    Airgate PCS, Inc., Tranche II Loan                                NR            NR         09/30/08        4,045,277
      9,750    Centennial Cellular Operating Company, LLC, Term Loan A           B1            B+         11/30/06        7,869,059
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,390,794
------------------------------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS/COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) - 1.4%
               (0.9% OF TOTAL ASSETS)
      3,750    RCN Corporation, Term Loan B                                    Caa1          CCC+         06/03/07        2,994,793
      4,688    Teligent, Inc., Delayed Term Loan (a)(b)                          NR            NR         06/30/06          140,625
      5,000    WCI Capital Corporation, Term Loan B (a)(b)                       NR            NR         09/30/07          104,165
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,239,583
------------------------------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS/HYBRID - 1.9% (1.1% OF TOTAL ASSETS)
      2,500    Nextel Communications, Inc., Term Loan B                         Ba2           BB-         06/30/08        2,140,521
      2,500    Nextel Communications, Inc., Term Loan C                         Ba2           BB-         12/31/08        2,140,521
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,281,042
------------------------------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS/SATELLITE - 0.6% (0.4% OF TOTAL ASSETS)
      1,675    Satelites Mexicanos, SA de CV, Loan                               B1            B+         06/30/04        1,474,000
------------------------------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS/WIRELESS MESSAGING - 0.5% (0.3% OF TOTAL ASSETS)
      6,896    Arch Wireless Holding, Inc., Term Loan C (a)(b)(d)                NR             D         06/30/06        1,201,822
------------------------------------------------------------------------------------------------------------------------------------
               TEXTILES & LEATHER - 1.6% (0.9% OF TOTAL ASSETS)
      3,658    Norcross Safety Products, LLC, Term Loan                          NR            NR         09/30/04        3,602,886
------------------------------------------------------------------------------------------------------------------------------------
               TRANSPORTATION/RAIL MANUFACTURING - 1.7% (1.0% OF TOTAL ASSETS)
      3,950    Kansas City Southern Railway Company, Term Loan B                Ba1           BB+         12/29/06        3,978,523
------------------------------------------------------------------------------------------------------------------------------------
               UTILITIES - 6.2% (3.7% OF TOTAL ASSETS)
      7,000    AES EDC Funding II, LLC, Term Loan                                NR            NR         10/06/03        6,566,000
      3,920    TNP Enterprises, Inc., Term Loan                                 Ba2           BB+         03/30/06        3,929,800
      3,647    Western Resources, Inc., Term Loan B                              NR            NR         03/17/03        3,638,120
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         14,133,920
------------------------------------------------------------------------------------------------------------------------------------
               Total Variable Rate Senior Loan Interests and Interest Bearing
                  Securities (cost $374,654,817)                                                                        341,084,324
               ---------------------------------------------------------------------------------------------------------------------

                                                                                                                             Market
Shares (000)   Description                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
               EQUITIES - 1.9%
               BUILDINGS & REAL ESTATE - 1.9% (1.1% OF TOTAL ASSETS)
        218    Washington Group International, Inc., Equity Shares (a)                                                    4,252,560
------------------------------------------------------------------------------------------------------------------------------------
               CONSTRUCTION MATERIALS - 0.0% (0.0% OF TOTAL ASSETS)
               CanFibre of Lackawana, LLC, Income Participation Certificates, 13 units (a)(b)(c)                                 --
               CanFibre of Riverside, Inc., Income Participation Certificates, 17 units (a)(b)(c)                                --
------------------------------------------------------------------------------------------------------------------------------------
               Total Equities (cost $6,115,399)                                                                           4,252,560
               ---------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT/                                                                                                STATED           MARKET
SHARES (000)   DESCRIPTION                                                                                MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 13.8%
$       150    JP Morgan Chase, Commercial Paper, 1.32%                                                   05/01/02          150,030
     31,264    JPMorgan Prime Funding Account, Money Market Fund, 1.47%                                                  31,264,265
------------------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (cost $31,414,295)                                                           31,414,295
               ---------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $412,184,511) - 165.3%                                                           376,751,179
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 0.1%                                                                         245,286
               ---------------------------------------------------------------------------------------------------------------------
               Borrowings Payable - (45.2)%+                                                                           (103,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Taxable Auctioned Preferred Shares, at Liquidation Value - (20.2)%                                       (46,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 227,996,465
               =====================================================================================================================

                    NR   Not rated.

                     * Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                    ** Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

                    (1) Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

                    (a) At or subsequent to April 30, 2002, this issue was non-income producing.

                    (b) At April 30, 2002, this issue was under the protection of the federal bankruptcy court.

                    (c) Position has a zero cost basis and was acquired as part of a workout program.

                    (d) At May 29, 2002, this issue emerged from bankruptcy proceedings.

                     + Borrowings payable as a percentage of total gross assets is 27.2%.

                                 See accompanying notes to financial statements.

Statement of Assets and Liabilities April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $412,184,511)                   $376,751,179
Interest receivable                                                   2,347,677
Other assets                                                            226,321
--------------------------------------------------------------------------------
    Total assets                                                    379,325,177
--------------------------------------------------------------------------------

LIABILITIES
Borrowings payable                                                  103,000,000
Cash overdraft                                                          150,936
Management fees                                                         123,258
Taxable Auctioned Preferred Share dividends payable                      60,945
Common Share dividends payable                                        1,456,877
Other liabilities                                                       536,696
--------------------------------------------------------------------------------
    Total liabilities                                               105,328,712
--------------------------------------------------------------------------------
Taxable Auctioned Preferred Shares, at liquidation value           $ 46,000,000
--------------------------------------------------------------------------------
Net assets applicable to Common Shares                             $227,996,465
================================================================================
Common Shares outstanding                                            29,739,802
================================================================================
Net asset value per Common Share outstanding (net assets
    applicable to Common Shares, divided by Common Shares
    outstanding)                                                   $       7.67
================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
--------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $    297,398
Paid-in surplus                                                     282,569,989
Undistributed (over-distribution of) net investment income             (368,618)
Accumulated net realized gain (loss) from investment transactions   (19,068,972)
Net unrealized appreciation (depreciation) of investments           (35,433,332)
--------------------------------------------------------------------------------
Net assets applicable to Common Shares                             $227,996,465
================================================================================
Authorized shares:
    Common                                                            Unlimited
    Taxable Auctioned Preferred                                       Unlimited
================================================================================


                                 See accompanying notes to financial statements.

Statement of Operations Nine Months Ended April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                           $ 18,710,133
Fees                                                                    315,953
--------------------------------------------------------------------------------
Total investment income                                              19,026,086
--------------------------------------------------------------------------------
EXPENSES
Management fees                                                       2,380,943
Taxable Auctioned Preferred Shares - auction fees                        86,014
Taxable Auctioned Preferred Shares - dividend disbursing
    agent fees                                                            7,480
Shareholders' servicing agent fees and expenses                           8,985
Interest expense                                                      1,945,613
Custodian's fees and expenses                                           236,646
Trustees' fees and expenses                                              26,164
Professional fees                                                       233,765
Shareholders' reports - printing and mailing expenses                    31,656
Stock exchange listing fees                                              23,710
Investor relations expense                                               45,545
Other expenses                                                          374,981
--------------------------------------------------------------------------------
Total expenses                                                        5,401,502
     Expense waivers from the Adviser                                (1,260,500)
--------------------------------------------------------------------------------
Net expenses                                                          4,141,002
--------------------------------------------------------------------------------
Net investment income                                                14,885,084
--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment transactions                (1,573,450)
Change in net unrealized appreciation (depreciation) of investments (10,351,775)
--------------------------------------------------------------------------------
Net gain (loss) from investments                                    (11,925,225)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO TAXABLE AUCTIONED PREFERRED SHAREHOLDERS
From and in excess of net investment income                            (838,346)
From accumulated net realized gains from investment transactions             --
--------------------------------------------------------------------------------
Decrease in net assets applicable to Common Shares from
      distributions to Taxable Auctioned Preferred Shareholders        (838,346)
--------------------------------------------------------------------------------
Net increase in net assets applicable to Common Shares
      from operations                                               $ 2,121,513
================================================================================

                                 See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)

                                                                                                     NINE
                                                                                                   MONTHS
                                                                                                    ENDED           YEAR ENDED
                                                                                                  4/30/02              7/31/01
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                         $ 14,885,084         $ 32,357,125
Net realized gain (loss) from investment transactions                                           (1,573,450)         (17,495,522)
Change in net unrealized appreciation (depreciation) of investments                            (10,351,775)         (20,933,991)
Distributions to Taxable Auctioned Preferred Shareholders:
     From and in excess of net investment income                                                  (838,346)          (2,582,741)
     From accumulated net realized gains from investment transactions                                   --              (14,027)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common Shares from operations                2,121,513           (8,669,156)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From and in excess of net investment income                                                    (16,023,392)         (30,435,376)
From accumulated net realized gains from investment transactions                                        --             (497,923)
--------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common Shares
      from distributions to Common Shareholders                                                (16,023,392)         (30,933,299)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common Shares issued to shareholders due to
    reinvestment of distributions                                                                  256,918              765,230
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common Shares                              (13,644,961)         (38,837,225)
Net assets applicable to Common Shares at the beginning of period                              241,641,426          280,478,651
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common Shares at the end of period                                   $227,996,465         $241,641,426
================================================================================================================================

Undistributed (over-distribution of) net investment income at the end of period               $   (368,618)        $  1,596,263
================================================================================================================================

                                                                         See accompanying notes to financial statements.

Statement of Cash Flows Nine Months Ended April 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
   FROM OPERATIONS                                                 $  2,121,513
--------------------------------------------------------------------------------
Adjustments to Reconcile the Change in Net Assets applicable to Common Shares from Operations to Net Cash provided by Operating Activities:
   Decrease in investments at value                                  13,671,941
   Decrease in interest receivable                                    1,033,592
   Increase in other assets                                            (153,489)
   Decrease in management fees                                           (8,968)
   Increase in Taxable Auctioned Perferred Share
      dividends payable                                                  37,321
   Decrease in other liabilities                                       (207,927)
--------------------------------------------------------------------------------
   Net cash provided by operating activities                         16,493,983
--------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in cash overdraft                                              150,936
Cash distributions paid to Common Shareholders                      (16,656,271)
--------------------------------------------------------------------------------
   Net cash used for financing activities                           (16,505,335)
--------------------------------------------------------------------------------
NET DECREASE IN CASH                                                    (11,352)
Cash at the beginning of period                                          11,352
--------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                          $         --
================================================================================

                                 See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
Nuveen Senior Income Fund (the "Fund") is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is listed on the New York Stock Exchange and trades under the ticker symbol "NSL". The Fund was organized as a Massachusetts business trust on August 13, 1999.

The Fund seeks to provide a high level of current income, consistent with preservation of capital by investing primarily in senior secured loans whose interest rates float or adjust periodically based on a benchmark interest rate index. The Fund seeks to increase the income available for distribution to Common Shareholders by utilizing financial leverage.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.


Investment Valuation
The prices of senior loans and bonds in the Fund's investment portfolio are provided by an independent pricing service approved by the Fund's Board of Trustees. The pricing service provider typically values senior loans and bonds at the mean of the highest bona fide bid and lowest bona fide ask prices when current quotations are readily available. Senior loans and bonds for which current quotations are not readily available are valued at fair value using a wide range of market data and other information and analysis, including credit characteristics considered relevant by such pricing service providers to determine valuations. The Board of Trustees of the Fund has approved procedures which permit Nuveen Senior Loan Asset Management Inc. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, to override the price provided by the independent pricing service. There were no price overrides during the nine months ended April 30, 2002. Short-term investments which mature within 60 days are valued at amortized cost, which approximates market value.

The senior loans in which the Fund invests are generally not listed on any exchange and the secondary market for those senior loans is comparatively illiquid relative to markets for other fixed income securities. Because of the comparatively illiquid markets, the value of a senior loan may differ significantly from the value that would have been used had there been an active market for that senior loan.


Investment Transactions
Investment transactions are recorded on a trade date basis.


Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts. Facility fees on senior loans purchased are treated as market discounts. Market premiums and discounts are amortized over the expected life of each respective borrowing. Fees consist primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to the original credit agreement.


Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.


Dividends and Distributions to Shareholders
The Fund intends to declare and pay monthly distributions to Common Shareholders. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of net investment income, and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from investment transactions, where applicable. Permanent differences between financial and tax basis reporting have been identified and appropriately reclassified. During the nine months ended April 30, 2002, permanent differences relating to expenses which are not deductible for tax purposes totaling $11,773 were reclassified from undistributed net investment income to capital.


Taxable Auctioned Preferred Shares
The Fund has issued and outstanding 1,840 Series TH $25,000 stated value Taxable Auctioned Preferred Shares. The dividend rate paid on the Taxable Auctioned Preferred Shares may change every 28 days, as set by the auction agent.


Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the nine months ended April 30, 2002.


Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common Shares from operations during the reporting period. Actual results may differ from those estimates.


Change in Accounting Policy
Effective August 1, 2001, the Fund adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). As required by the Guide, the Fund began presenting paydown gains and losses on mortgage and asset-backed securities as interest income. Prior to adopting the new Guide, the Fund presented paydown gains and losses on mortgage and asset-backed securities together with realized gain/loss from investment transactions. This change in accounting has no effect on the total net assets applicable to Common Shares or the Common Share net asset value of the Fund. Interest income increased by $54,783 and realized gain/loss decreased by the same amount for the nine months ended April 30, 2002.

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

Classification and Measurement of Redeemable Securities
Effective August 1, 2001, the Fund adopted the classification requirement of EITF D-98, Classification and Measurement of Redeemable Securities. EITF D-98 requires that Preferred shares, at liquidation value, be presented separately in the Statement of Assets and Liabilities. Accordingly, certain reclassifications have been made to the financial statements and financial highlights for all prior periods presented. The adoption of EITF D-98 had no impact on the Fund's Common share net asset value.

2. FUND SHARES
During the nine months ended April 30, 2002, 30,737 Common Shares were issued to shareholders due to reinvestment of distributions.

During the fiscal year ended July 31, 2001, 81,022 Common Shares were issued to shareholders due to reinvestment of distributions.


3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Fund declared a dividend distribution of $.0490 per Common Share from its net investment income which was paid on June 3, 2002, to shareholders of record on May 15, 2002.


4. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) during the nine months ended April 30, 2002, aggregated $116,062,654 and $144,984,067, respectively.


At April 30, 2002, the cost of investments owned for federal income tax purposes was $429,747,127.

5. UNREALIZED APPRECIATION (DEPRECIATION)
At April 30, 2002, net unrealized depreciation of investments for federal income tax purposes aggregated $52,995,948 of which $4,058,959 related to appreciated investments and $57,054,907 related to depreciated investments.


6. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Fund's investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, of .8500 of 1%, which is based upon the average daily managed assets of the Fund. "Managed assets" shall mean the average daily gross asset value of the Fund, minus the sum of the Fund's accrued and unpaid dividends on any outstanding Taxable Auctioned Preferred Shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Taxable Auctioned Preferred Shares).

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of the Fund in an amount equal to .45% of the average daily managed assets for the period October 29, 1999 (commencement of operations) through October 31, 2004, .35% of the average daily managed assets for the year ended October 31, 2005, .25% of the average daily managed assets for the year ended October 31, 2006, .15% of the average daily managed assets for the year ended October 31, 2007, .10% of the average daily managed assets for the year ended October 31, 2008, and .05% of the average daily managed assets for the year ended October 31, 2009. The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond October 31, 2009.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Fund from the Adviser.


7. COMMITMENTS
Pursuant to the terms of certain of the Variable Rate Senior Loan agreements, the Fund had unfunded loan commitments of approximately $2 million as of April 30, 2002. The Fund generally will maintain with its custodian short-term investments and/or cash having an aggregate value at least equal to the amount of unfunded loan commitments.

8. SENIOR LOAN PARTICIPATION COMMITMENTS
The Fund invests primarily in assignments, participations, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to corporations, partnerships, and other entities. If the Fund purchases a participation of a Senior Loan Interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower. There were no such participation commitments as of April 30, 2002.

9. BORROWINGS
In accordance with its current investment policies, the Fund may utilize financial leverage for investment purposes in an amount currently anticipated to represent approximately 40% of the Fund's total assets, and in no event exceeding 50% of the Fund's total assets.

On May 23, 2000, the Fund entered into a $150 million commercial paper program with Nuveen Funding, L.L.C., a Delaware limited liability company whose sole purpose is the issuance of commercial paper. Nuveen Funding, L.L.C. has the authority to issue a maximum of $150 million of commercial paper, at a discount, with maturities of up to 180 days, the proceeds of which are used to make advances to the Fund. This line of credit is secured by the assets of the Fund. For the nine months ended April 30, 2002, the average daily balance of borrowings under the commercial paper program agreement was approximately $103 million with an average interest rate of 2.52%.

The Fund has entered into a $155 million revolving credit agreement with Deutsche Bank AG which expires May 2003. Interest on borrowings is charged at a rate of either the Fed Funds rate plus .50%, LIBOR plus .50% or the Prime Rate. An unused commitment fee of .125% is charged on the unused portion of the facility. During the nine months ended April 30, 2002, there were no borrowings under the revolving credit agreement and, therefore, there was no outstanding revolving credit balance at April 30, 2002.

Cash paid for interest during the nine months ended April 30, 2002, was $2,112,172.

Financial Highlights (Unaudited)
Selected data for a Common Share outstanding throughout each period:

                                                    Investment Operations                               Less Distributions
                                  ----------------------------------------------------------    ----------------------------------

                                                            Distributions
                                                            from and                            From and
                                                            in Excess                           in Excess
                                                            of Net         Distributions        of Net
                       Beginning               Net          Investment     from                 Investment
                       Common                  Realized/    Income         Capital Gains        Income to     Capital Gains
                       Share      Net          Unrealized   to Preferred   to Preferred         Common        to Common
                       Net Asset  Investment   Investment   Share-         Share-               Share-        Share-
                       Value      Income       Gain (Loss)  holders+       holders+    Total    holders       holders     Total
====================================================================================================================================
Year Ended 7/31:
2002(b)                $8.13       $ .50       $ (.39)       $(.03)       $   --       $ .08      $ (.54)       $ --      $ (.54)
2001                    9.47        1.09        (1.29)        (.09)           --        (.29)      (1.03)        (.02)     (1.05)
2000(a)                 9.55         .75         (.12)        (.02)           --         .61        (.66)         --        (.66)
====================================================================================================================================

                                                                                        Total Returns
                                                                                      -----------------

                                                Ending                                            Based on
                                                Common                                            Common
                                                Share                                 Based       Share
                                                Net               Ending              on          Net
                             Offering           Asset             Market              Market      Asset
                             Costs              Value             Value               Value**     Value**
=========================================================================================================
Year Ended 7/31:
2002(b)                      $--                $7.67            $7.7000             (17.31)%      1.27%
2001                          --                 8.13             9.9600              15.35       (3.30)
2000(a)                      (.03)               9.47             9.6250               3.21        6.20
=========================================================================================================

                                             Ratios/Supplemental Data
                             --------------------------------------------------------
                                                               Before Waiver
                                                -------------------------------------
                                                                  Ratio of Net
                                                Ratio of          Investment
                             Ending             Expenses          Income to
                             Net                to Average        Average
                             Assets             Net Assets        Net Assets
                             Applicable         Applicable        Applicable
                             to Common          to Common         to Common
                             Shares (000)       Shares++          Shares++
=====================================================================================
Year Ended 7/31:
2002(b)                      $227,996           3.21%*             8.09%*
2001                          241,641           4.32              11.74
2000(a)                       280,479           3.81*              9.82*
=====================================================================================


                                               Ratios/Supplemental Data
                             -------------------------------------------------------
                                     After Waiver***
                             -------------------------------
                                                Ratio of Net
                             Ratio of           Investment
                             Expenses           Income to
                             to Average         Average
                             Net Assets         Net Assets
                             Applicable         Applicable    Portfolio
                             to Common          to Common     Turnover
                             Shares++           Shares++      Rate
====================================================================================
Year Ended 7/31:
2002(b)                      2.46%*              8.84%*       33%
2001                         3.62               12.44         52
2000(a)                      3.21*              10.42*        40
====================================================================================


*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gain distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income, reinvested capital gain distributions, if any, and changes in Common Share net asset value per share. Total returns are not annualized.

***  After expense waivers from the investment adviser.

+    The amounts shown are based on Common Share equivalents.

++   Ratios do not reflect the effect of dividend payments to Taxable Auctioned
     Preferred Shareholders; income ratios reflect income earned on assets attributable to Taxable Auctioned Preferred Shares. Each Ratio of Expenses to Average Net Assets applicable to Common Shares and each Ratio of Net
     Investment Income to Average Net Assets applicable to Common Shares includes the effect of the interest expense paid on bank borrowings of:

        Ratio of Interest
                  Expense
               to Average
               Net Assets
            Applicable to
            Common Shares
        -----------------------
2002(b)             1.15%*
2001                2.19
2000(a)             2.04*

(a)  For the period October 29, 1999 (commencement of operations) through July
     31, 2000.

(b)  For the nine months ended April 30, 2002.


                                 See accompanying notes to financial statements.
